Significant Accounting Policies - Schedule of Impact on Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Non-current liabilities
Borrowings			$ 617,789
Total non-current liabilities	$ 2,648,641		4,470,766	[1]
Total liabilities	3,555,898		5,249,513	[1]	$ 890,047
Other reserves (1)	59,520	[1]	467,565	[1]	369,275
Accumulated losses (1)	(2,386,802)	[1]	(4,013,120)	[1]	(845,947)
Total deficit	270,616		(1,658,642)	[1]	1,337,832	$ 1,128,431
Total (deficit)/equity and liabilities	$ 3,826,514		3,590,871	[1]	2,227,879
As Previously Reported
Non-current liabilities
Borrowings			635,237
Total non-current liabilities			4,488,214
Total liabilities			5,266,961		890,047
Other reserves (1)			447,753		349,463
Accumulated losses (1)			(4,010,756)		(826,135)
Total deficit			(1,676,090)		1,337,832
Total (deficit)/equity and liabilities			3,590,871		2,227,879
Share Based Payment Expense Adjustment
Non-current liabilities
Other reserves (1)			19,812		19,812
Accumulated losses (1)			(19,812)		$ (19,812)
Interest Expense Adjustment
Non-current liabilities
Borrowings			(17,448)
Total non-current liabilities			(17,448)
Total liabilities			(17,448)
Accumulated losses (1)			17,448
Total deficit			$ 17,448

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.